ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITIONS

On February 3, 2019, the Company completed the Autosport Acquisition pursuant to the Stock Purchase Agreement, by and among the Buyer, the Seller and Autosport. Aggregate consideration for the Autosport Acquisition consisted of (i) a closing cash payment of $600,000, plus (ii) the Promissory Note in favor of the Seller, plus (iii) the Convertible Note in favor of the Seller, plus (iv) contingent earn-out payments payable in the form of cash and/or the Company's Class B Common Stock for up to an additional $787,500 if Autosport achieves certain performance thresholds. In connection with the Autosport Acquisition, the Buyer also paid outstanding debt of Autosport of $235,000 and assumed debt of $257,933 pursuant to the Second Convertible Note. The fair value of the contingent earn-out payment was considered immaterial at the date of acquisition and was excluded from the purchase price allocation. As of December 31, 2019, there have been no payments earned under the performance threshold. See Note 1 – Description of Business and Significant Accounting Policies for additional information on the Autosport Acquisition.

The allocation of the purchase price is based on the best information available to management. This allocation is provisional, as the Company is required to recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of February 3, 2019 that, if known, would have resulted in the recognition of those assets or liabilities as of that date. The Company may adjust the preliminary purchase price allocation after obtaining additional information regarding asset valuation, liabilities assumed and revisions of previous estimates. The following table summarizes the allocation of the purchase price based on the estimated fair value of the acquired assets and assumed liabilities of Autosport as of December 31, 2019:

Purchase price consideration:
Cash	$835,000

$1,536,000 convertible note	1,536,000
$500,000 promissory note	500,000
$257,933 Promissory note	257,933
Total purchase price consideration	$3,128,933

Estimated fair value of assets:
Accounts receivable	3,177,660
Inventory	2,862,004
6,039,664

Estimated fair value of accounts payable and other	5,875,009

Excess of assets over liabilities	164,655

Goodwill	2,964,278

Total net assets acquired	$3,128,933

On October 26, 2018, we entered into an Agreement and Plan of Merger (as amended, the "Merger Agreement") with the Company's newly-formed acquisition subsidiary RMBL Tennessee, LLC, a Delaware limited liability company ("Merger Sub"), Wholesale Holdings, Inc., a Tennessee corporation ("Holdings"), Wholesale, LLC, a Tennessee limited liability company ("Wholesale"), Steven Brewster and Janelle Brewster (each a "Stockholder", and together the "Stockholders"), Steven Brewster, a Tennessee resident, as the representative of each Stockholder (the "Representative"), and, for the limited purposes of Section 5.8, Marshall Chesrown and Steven R. Berrard, providing for the merger (the "Wholesale Merger") of Holdings with and into Merger Sub, with Merger Sub surviving the Wholesale Merger as a wholly-owned subsidiary of the Company.  Also on October 26, 2018, we entered into a Membership Interest Purchase Agreement (the "Purchase Agreement"), with Steven Brewster and Justin Becker (together the "Express Sellers"), and Steven Brewster as representative of the Express Sellers, pursuant to which the Company acquired all of the membership interests (the "Express Acquisition") in Wholesale Express, LLC, a Tennessee limited liability company ("Wholesale Express").  On October 30, 2018, the Company completed the Wholesale Merger and Express Acquisition. Also, on October 26, 2018, we entered into a Membership Interest Purchase Agreement (the "Purchase Agreement"), by and among the Company, Steven Brewster and Justin Becker (together the "Express Sellers"), and Steven Brewster as representative of the Express Sellers, pursuant to which we acquired all of the membership interests (the "Express Acquisition") in Wholesale Express, LLC, a Tennessee limited liability company ("Wholesale Express. The Wholesale Merger and the Express Acquisition were both completed on October 30, 2018 (the "Wholesale Closing Date"). As consideration for the Wholesale Merger, we (i) paid cash consideration of $12,353,941, subject to certain customary post-closing adjustments, and (ii) issued to the Stockholders 1,317,329 shares (the "Stock Consideration") of our Series B Non-Voting Convertible Preferred Stock, par value $0.001. As consideration for the Express Acquisition, we paid cash consideration of $4,000,000, subject to certain customary post-closing adjustments.

The following tables summarize the consideration paid in cash and equity securities for the acquisitions and the amount of identified assets acquired and liabilities assumed as of the acquisition date:

	Wholesale	Express
Issuance of shares	$6,652,512	$—
Cash paid	12,353,941	4,000,000
Total purchase price	$19,006,453	$4,000,000

Estimated fair value of assets:
Cash	183,846	774,844
Accounts receivable	5,130,788	2,663,077
Inventory	47,639,354	—
Prepaid expenses	186,659	59,377
Property & equipment	617,422	14,702
Due from Related party	—	720,000
Other Assets	1,026,203	—
	54,784,272	4,232,000

Estimated fair value of liabilities assumed:
Accounts payable and other	8,144,040	1,079,509
Floor plan liability	49,988,553	—
Due to related party	720,000	—
	58,852,593	1,079,509

Excess of (liabilities over assets) assets over liabilities	(4,068,321)	3,152,491

Goodwill	23,074,774	847,509
Total net assets acquired	$19,006,453	$4,000,000

The Company finalized the purchase price allocation for Express which resulted in a decrease in goodwill of $334,861 during the year ended December 31, 2019. The Company made this measurement period adjustment to reflect facts and circumstances that related to accounts receivable and accounts payable that existed at the acquisition date and did not result from intervening events subsequent to such date.

Supplemental pro forma unaudited information (unaudited)

The results of operations of Wholesale and Express since the acquisition date are included in the accompanying Consolidated Financial Statements.

The following unaudited supplemental pro forma information presents the financial results as if the acquisitions of Wholesale, Express and Autosport were made as of January 1, 2019 for the year ended December 31, 2019 and as of January 1, 2018 for the year ended December 31, 2018.

Pro forma adjustments for the year ended December 31, 2019 primarily include adjustments to reflect the: (i) amortization of stock compensation expense of $34,859; and (ii) interest expense of $8,906. Pro forma adjustments for the year ended December 31, 2018 primarily include adjustments to reflect the: (i) amortization of stock compensation expense of $833,333; (ii) elimination of intercompany sales and cost of revenue of $3,744,911; (iii) income taxes of $158,742.

	Year Ended December 31,
Unaudited	2019	2018
Pro forma revenue	$846,947,956	$788,428,970
Pro forma net loss	$(45,296,568)	$(24,062,816)
Loss per share - basic and fully diluted	$(40.37)	$(24.42)
Weighted-average common shares and common stock equivalents outstanding basic and fully diluted	1,122,058	985,332